Ldk Solar Co., Ltd. (Parent Company)	12 Months Ended
Dec. 31, 2010
Ldk Solar Co., Ltd. (Parent Company) [Abstract]
LDK SOLAR CO., LTD. (PARENT COMPANY)

(25)	LDK SOLAR CO., LTD. (PARENT COMPANY)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. These statutory reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividend.

For the year ended December 31, 2010, US$28,599 (2009: US$ nil; 2008: US$10,979) were appropriated from retained earnings and set aside for the statutory reserve by the Company’s subsidiaries in the PRC.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in its ability to transfer a portion of its net assets to either in the form of dividends, loans or advances, which consisted of paid-up capital and statutory reserve amounted to US$1,237,125 as of December 31, 2010 (2009: US$993,079).

The following presents condensed unconsolidated financial information of the Parent Company only.

Condensed Balance Sheets

	December 31,	December 31,
	2009	2010

Cash and cash equivalents	630	8,656
Insurance recoveries receivable	6,000	—
Due from subsidiaries	34,160	31,885
Prepaid expense	—	238
Other receivables	3,400	877
Investment in subsidiaries	1,250,588	1,608,564
Debt issuance costs	4,909	4,300

Total assets	1,299,687	1,654,520

Accrued expenses and other payables	11,338	7,648
Provision for legal settlement	16,000	—
Due to subsidiaries	60,524	256,749
Deferred revenue	1,758	1,780
Convertible senior notes	391,642	390,103
Total equity	818,425	998,240

Total liabilities and equity	1,299,687	1,654,520

Except for the litigation disclosed in Note 18, the Company had no contingencies, long-term obligations and guarantees as of December 31, 2009 and 2010.

Condensed Statements of operations

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

General and administrative expenses	(3,757)	(7,229)	(7,769)
Legal settlement, net of insurance recoveries	—	(10,000)	—
Interest income	50	1	119
Interest expense and amortization of convertible senior notes issuance costs and debt discount	(14,019)	(14,574)	(19,278)
Change in fair value of prepaid forward contracts	60,028	—	—
Others	(32)	(3)	55

Earnings (loss) before income tax and equity in earnings (loss) from subsidiaries	42,270	(31,805)	(26,873)
Equity in earnings (loss) from subsidiaries	24,138	(202,420)	318,986
Income tax expense	—	—	(1,316)

Net income (loss) attributable to ordinary shareholders	66,408	(234,225)	290,797

Condensed Statements of Cash Flows

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

Cash flows from operating activities
Net income (loss)	66,408	(234,225)	290,797
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of convertible senior notes issuance costs and debt discount	6,308	9,456	10,174
Equity in (earnings) loss from subsidiaries	(24,138)	202,420	(318,986)
Change in fair value of prepaid forward contracts	(60,028)	—	—
Others	—	—	(193)
Changes in operating assets/liabilities:
Due from subsidiaries	(1,227)	(8,790)	97,008
Due to subsidiaries	6,580	10,568	176,052
Other assets/liabilities	1,356	11,646	(10,162)

Net cash used in operating activities	(4,741)	(8,925)	244,690

Cash flows from investing activities
Investment in subsidiaries	(388,557)	(131,462)	(262,253)

Net cash used in investing activities	(388,557)	(131,462)	(262,253)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2008	2009	2010

Cash flows from financing activities
Proceeds from related party borrowings	—	29,050	20,173
Proceeds from issuance of ordinary shares	205,104	111,800	18,029
Payment of expenses relating to share offer	(1,472)	—	(4,894)
Payment for Company’s ordinary shares under prepaid forward contract	(199,437)	—	—
Proceeds from issuance of convertible senior notes, net of issuance cost	388,743	—	—
Repurchase convertible senior bond	—	—	(7,719)

Net cash provided by financing activities	392,938	140,850	25,589

Net (decrease) increase in cash and cash equivalents	(360)	463	8,026
Cash and cash equivalents at beginning of year	527	167	630

Cash and cash equivalents at end of year	167	630	8,656